Receivables	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Receivables
17. Receivables
Aging in 2020 and 2019 is as follows:
Year ended December 31, 2020

	Maturity
	Less than 3 months	3-6 months	6-12 Months	Total
Trade receivables	$460	$25	$2	$487
Other current receivables	303	303	557	1,163
	$763	$328	$559	$1,650

Year ended December 31, 2019

	Maturity
	Less than 3 months	3-6 months	6-12 Months	Total
Trade receivables	$31	$—	$—	$31
Other current receivables	203	—	569	772
	$234	$—	$569	$803
Trade receivables amounting to $5 were overdue and the loss had been accrued for at the end of 2020, same as at the end of 2019. There were no other provisions for expected credit losses in 2020 and 2019. No other receivables were overdue at the end of 2020 or 2019. IDEX had no contingent assets at the end of 2020 or 2019.
The maximum exposure to credit risk at the reporting date is the carrying value of trade receivables. Other current receivables are comprised of VAT receivables and amounts due for R&D grants.